Investment Objectives and Goals - Truth Social America First ETF	May 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Truth Social America First ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Truth Social America First ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Truth Social America First Index (the “Index”).